Warrant Liability	9 Months Ended
Sep. 30, 2019
Warrant Liability
Warrant Liability

9	Warrant liability

The change in the Company’s warrant liability can be summarized as follows:

Nine months ended September 30, 2019
$
Balance – January 1, 2019	3,634
Exercise of warrants (note 11)	(318)
Issuance of warrants	3,457
Change in fair value of warrant liability	(3,985)
Balance – September 30, 2019	2,788
Current portion of warrant liability	14
Long-term portion of warrant liability	2,774

On September 20, 2019, the Company entered into a securities purchase agreement with U.S. institutional investors to purchase $4,988 (before total transaction costs of $786) of its common shares in a registered direct offering and warrants to purchase common shares in a concurrent private placement (together, the “Offering”). The combined purchase price for one common share and one warrant was $1.50. Under the terms of the securities purchase agreement, the Company sold 3,325,000 common shares. In a concurrent private placement, the Company issued warrants to purchase up to an aggregate of 3,325,000 common shares. The warrants are exercisable commencing six months from the date of issuance, have an exercise price of $1.65 per share and expire 5 years following the date of issuance.

A summary of the activity related to the Company’s share purchase warrants that are classified as a liability is provided below.

	Nine months ended September 30, 2019		Year ended December 31, 2018
	Number	Weighted average exercise price	Number	Weighted average exercise price
		$	$
Balance – Beginning of period	3,391,844	6.23	3,417,840	7.59
Exercised	(87,700)	1.07	—	—
Issued	3,325,000	1.65	—	—
Expired	—	—	(25,996)	185.00
Balance – End of period	6,629,144	4.00	3,391,844	6.23

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of all warrants outstanding as at September 30, 2019. The Black-Scholes option pricing model uses “Level 2” inputs, as defined by IFRS 13, Fair value measurement (“IFRS 13”) and as discussed in note 15 - Financial instruments and financial risk management.

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk-free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(a)	(b)	(c)	(d)
March 2015 Series A Warrants (e)	28,144	1.03	1.07	1.74%	95.18%	0.44	0.00%
December 2015 Warrants	2,331,000	1.03	7.10	1.72%	90.57%	1.21	0.00%
November 2016 Warrants (f)	945,000	1.03	4.70	1.74%	89.94%	0.59	0.00%
September 2019 Warrants (g)	3,325,000	1.03	1.65	1.54%	122.48%	4.99	0.00%

(a)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
(b)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
(c)	Based upon time to expiry from the reporting period date.
(d)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.
(e)	For the March 2015 Series A Warrants, the inputs and assumptions applied to the Black-Scholes option pricing model have been further adjusted to take into consideration the value attributed to certain anti-dilution provisions. Specifically, the weighted average exercise price is subject to adjustment (see note 11 - Share and other capital).
(f)	For the November 2016 Warrants, the Company reduced the fair value of these warrants to take into consideration the fair value of the $10.00 call option, which was also calculated using the Black-Scholes pricing model.
(g)	Based on a grant price of $1.65, risk-free annual interest rate of 1.51%, expected volatility of 122.07%, expected life of 5.00 years and expected dividend yield of 0.00%